UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM 13F

FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended:  March 31, 1999

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one):  [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:             Morgan Asset Management, Inc.
Address:          50 North Front Street
                  Memphis, Tennessee 38103

13F File Number:

The institutional investment manager filing this report and the person by whom it is singed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:		Charles D. Maxwell
Title:          Secretary/Treasurer
Phone:          (901) 579-4243

Signature, Place and Date of Signing:

/s/ Charles D. Maxwell		Memphis, Tennessee		May 13, 1999

Report Type (Check only one):

	[ X ]	13F HOLDINGS REPORT

	[    ]	13F NOTICE

	[    ]	13F COMINATION REPORT

List of Other Managers Reporting for this Manager:

	None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

FORM 13F Information Table Entry Total:		130

FORM 13F Information Table Value Total:		208,080,809

List of Other Included Mangers:

No. 13F File Number		Name

None





Action Performance	     Common 	004933107	 2855	  94759	Sole		  94759
Acxiom Corp             Common  005125109  4061  153254 Sole   153254
Advance Paradgim	       Common	 007491103	 1738	  27500	Sole		  27500
Agl Resources           Common  001204106    66    3775 Sole     3775
Alliedsignal            Common  019512102  1071   21780 Sole    21780
America On-Line         Common  02364J104  2703   18435 Sole    18435
American Electric	      Common	 025537101    79	   2000 Sole     2000
American Express	       Common	 025816109  	506    4300	Sole		   4300
American Home Products	 Common	 026609107	  131    2000	Sole	   	2000
American Power Conv.	   Common	 029066107	 1272	  47127	Sole		  47127
Amresco Cap Tr          Common  031919103    33    3400 Sole     3400
Anheuser-Busch Cos	     Common	 035229103	 1067	  14000	Sole		  14000
Associated Group Class ACommon  045651106    99    2000 Sole     2000
Associates First CapitalCommon  046008108   248    5500 Sole     5500
At&T                    Common  001957109   182    2286 Sole     2286
Automatic Data ProcessinCommon  053015103   468   11300 Sole    11300
Autozone                Common  053332102  4663  153521 Sole   153521
Bank One                Common  06423a103   996   18082 Sole    18082
Bankamerica             Common  06605F102  2369   33550 Sole    33550
Barrick Gold            Common  067901108   680   39865 Sole    39865
Bell Atlantic           Common  077853109   170    3294 Sole     3294
Bellsouth               Common  079860102  1265   31568 Sole    31568
Bmc Software            Common  055921100  2819   76070 Sole    76070
Bristol-Myers Squibb	   Common  110122108   641   	9994	Sole		   9994
Buckeye Technologies	   Common	 118255108	 1143	  81637	Sole		  81637
Capitol Senior          Common  140475104   294   41600 Sole    41600
Chrysalis International	Common	 171188105	   48	  80000	Sole	  	80000
Cisco Systems           Common  17275r102   239    2180 Sole     2180
Coastal Bancorp         Common  19041P105   748   45000 Sole    45000
Coca-Cola               Common  191216100  1688   27500 Sole    27500
Colonial Bancgroup	     Common 	195493309  	936  	78000	Sole	  	78000
Comm. Fed Bancorp	      Common 	20364Q100   	74   	6000	Sole	   	6000
Compaq Computer         Common  204493100  3453  108956 Sole   108956
Compass Bancshares	     Common 	20449H109  	563  	16314	Sole	  	16314
Computer Sciences	      Common 	205363104  	919  	16660	Sole	  	16660
Concord EFS             Common  206197105  6219  225621 Sole   225621
Consolidated Stores	    Common 	210149100 	1973  	65075	Sole	  	65075
Cracker Barrel          Common  224100107   630   35000 Sole    35000
Csx                     Common  126408103   399   10240 Sole    10240
Dell Computer           Common  247025109   989   24200 Sole    24200
Diamond Offshore	       Common 	25271C102  	963  	30440	Sole	  	30440
Dollar General          Common  256669102  5389  158496 Sole   158496
Dominion Resources	     Common 	257470104   	76   	2053 Sole	   	2053
Dycom Industries	       Common 	267475101 	1577  	36250 Sole 	 	36250
Eagle Usa Airfreight	   Common 	270018104 	3644 	112114	Sole	 	112114
Electronic Data         Common  285661104  3857   79228 Sol     79228
Eli Lilly               Common  532457108   326    3843 Sole     3843
Emc                     Common  268648102   798    6250 Sole     6250
Emerson Electric	       Common 	291011104 	1165  	22000	Sole 	 	22000
Enron Corp.             Common  293561106   212    3300 Sole     3300
Equity Inns             Common  294703103   471   55355 Sole    55355
Exxon                   Common  302290101   548    7760 Sole     7760
Fdx                     Common  31304N107  3107   33434 Sole    33434
First Data              Common  319963104    86    2000 Sole     2000
First Federal Banc	     Common 	32020F105  	406  	25000 Sole 	 	2500
First Tennessee         Common  337162101  4514  123241 Sole   123241
First Union             Common  337358105   196    3675 Sole     3675
Gannet Company          Common  364730101  3009   47755 Sole    47755
General Electric	       Common 	369604103 	4603  	41612	Sole	  	41612
Gentex Corporation	     Common 	371901109	 1436  	66576	Sole	  	66576
Gillette                Common  375766102  3975   66880 Sole    66880
Global Industries	      Common 	379336100  	441  	43600	Sole	  	43600
Health Management	      Common 	421933102 	3934 	322763 Sole	 	322763
Healthsouth             Common  421924101   747   71984 Sole    71984
Heartland Express	      Common 	422347104  	389  	25589	Sole	  	25589
Hewlett-Packard         Common  428236103   729   10755 Sole    10755
Hibernia                Common  428656102  2597  197150 Sole   197150
Home Depot              Common  437076102  8903  143016 Sole   143016
Inter. Bus. Machines	   Common 	459200101 	2398  	13528	Sole	  	13528
Laclede Gas             Common  505588103    52    2500 Sole     2500
Lucent Technologies	    Common 	549463107  	284   	2628 Sole	   	2628
Mcdonalds               Common  580135101  1359   30000 Sole    30000
Mci World Com Inc.	     Common 	55268B106	13793 	155748	Sole	 	155748
Merck & Co.             Common  589331107  1283   16000 Sole    16000
Microsoft               Common  594918104  4854   54154 Sole    54154
Mid-America Apartment	  Common 	59522J103  	641  	30000	Sole	  	30000
Mobil                   Common  607059102   395    4491 Sole     4491
Mobile Corp.            Common  83087Q104  1584   18000 Sole    18000
Monsanto                Common  611662107   632   13760 Sole    13760
Ms Carriers             Common  553533100   898   33965 Sole    33965
Mylan Labs              Common  628530107   815   29686 Sole    29686
National Commmerce BancoCommon  635449101   365   15989 Sole    15989
Nokia Oyj Adr           Common  654902204   251    1610 Sole     1610
Norfolk Southern	       Common 	655844108	  468  	17735	Sole 	 	17735
O'Charley'S Inc.	       Common 	670823103 	1356 	100000	Sole	 	100000
Ogden                   Common  676346109   934   38835 Sole    38835
Orthodontic Centers	    Common 	68750P103 	2336 	148345	Sole	 	148345
Pacific Gateway         Common  694327107  1768   53275 Sole    53275
Paging Network          Common  695542100   469  100000 Sole   100000
Pfizer                  Common  717081103   789    5690 Sole     5690
Philip Morris           Common  718154107   517   14690 Sole    14690
Pier One Imports	       Common 	720279108	 1555 	191409	Sole	 	191409
Pride International	    Common 	741932107  	418  	50700	Sole	  	50700
Procter & Gamble	       Common 	742718109 	1357  	13852	Sole	  	13852
Promus Hotel            Common  74342H104  1528   42000 Sole    42000
Protective Life         Common  743674103  5525  145873 Sole   145873
Quintiles Transnational Common  748767100   125    3323 Sole     3323
Renal Care              Common  759930100  3433   17494 Sole   174943
Rfs Hotel Inv.          Common  74955J108   405   35000 Sole    35000
Royal Caribbean         Common  V7780T103  3769   96652 Sole    96652
Ryder System            Common  783549108    58    2095 Sole     2095
Saks                    Common  79377w108  5341  205419 Sole   205419
Sbc Communication .	    Common 	78387G103 	1131  	24000	Sole	  	24000
Scana Corp              Common  805898103    69    3200 Sole     3200
Scb Computer            Common  78388N107   413   90500 Sole    90500
Schering Plough         Common  806605101   739   13378 Sole    13378
Schlumberger            Common  806857108   853   14180 Sole    14180
Sci Systems             Common  783890106  2410   81346 Sole    81346
Servicemaster           Common  81760N109  1491   73387 Sole    73387
Skytel Corp.            Common  83087Q104  2393  143918 Sole   143918
Snyder Oil Corp.	       Common 	833482102  	518  	35000	Sole	  	35000
Southern Co.            Common  842587107  1037   44500 Sole    44500
Southtrust              Common  844730101  2835   75970 Sole    75970
Stewart Enterprises	    Common 	860370105 	1506  	93730	Sole	  	93730
Storage Usa             Common  861907103   955   33640 Sole    33640
Sun Microsystems	       Common 	866810104  	507   	4050	Sole	   	4050
Supervalu               Common  868536103    88    4266 Sole     4266
Swift Transportation	   Common 	870756103 	2315	  90575	Sole	  	90575
Tellabs                 Common  879664100   347    3550 Sole     3550
Texas Instruments	      Common 	882508104 	1811  	18250	Sole	  	18250
Time Warner             Common  887315109   357    5040 Sole     5040
Union Planters          Common  908068109  2040   46439 Sole    46439
Usx Marathon Group	     Common 	902905827  	970  	35255	Sole	  	35255
Wal-Mart Stores         Common  931142103  1317   14290 Sole    14290
Warner-Lambert          Common  934488107   199    3000 Sole     3000
Washington Gas Light	   Common 	938837101  	797  	35205	Sole	  	35205
Waters Corporation	     Common 	941848103 	3533  	33628	Sole	  	33628
Watsco Inc.             Common  942622200  1518  103800 Sole   103800
Westpoint Stevens	      Common 	961238102 	5518 	199295	Sole	 	199295
Wisconsin Energy	       Common 	976657106   	66   	2550	Sole	   	2550
		                                     	208081 	6573299